VARIABLE INTEREST ENTITIES ("VIE") - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Restricted cash	$ 397,815	$ 416,028
Long-term interest bearing debt - current portion	1,384,933	451,454
Long-term interest bearing debt - non-current portion	1,025,914	1,525,744
Total liabilities	2,967,983	2,347,085
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash	130,063	70,021
Short-term interest bearing debt	818,014	388,628
Long-term interest bearing debt - current portion	15,650	21,532
Long-term interest bearing debt - non-current portion	252,691	624,384
Total liabilities	1,086,355	$ 1,034,544
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Glacier
Variable Interest Entity [Line Items]
Restricted cash	16,179
Short-term interest bearing debt	31,659
Long-term interest bearing debt - current portion	7,650
Long-term interest bearing debt - non-current portion	121,586
Total liabilities	160,895
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Kelvin
Variable Interest Entity [Line Items]
Restricted cash	53,003
Short-term interest bearing debt	182,540
Long-term interest bearing debt - current portion	0
Long-term interest bearing debt - non-current portion	0
Total liabilities	182,540
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Snow
Variable Interest Entity [Line Items]
Restricted cash	16,379
Short-term interest bearing debt	22,393
Long-term interest bearing debt - current portion	8,000
Long-term interest bearing debt - non-current portion	131,105
Total liabilities	161,498
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Ice
Variable Interest Entity [Line Items]
Restricted cash	8
Short-term interest bearing debt	134,954
Long-term interest bearing debt - current portion	0
Long-term interest bearing debt - non-current portion	0
Total liabilities	134,954
CMBL Lessor VIE | Variable Interest Entity, Primary Beneficiary | Golar Tundra
Variable Interest Entity [Line Items]
Restricted cash	38,514
Short-term interest bearing debt	198,613
Long-term interest bearing debt - current portion	0
Long-term interest bearing debt - non-current portion	0
Total liabilities	198,613
CCBFL Lessor Agreement | Variable Interest Entity, Primary Beneficiary | Golar Seal
Variable Interest Entity [Line Items]
Restricted cash	3,778
Short-term interest bearing debt	143,849
Long-term interest bearing debt - current portion	0
Long-term interest bearing debt - non-current portion	0
Total liabilities	143,849
CCBFL Lessor Agreement | Variable Interest Entity, Primary Beneficiary | Golar Crystal
Variable Interest Entity [Line Items]
Restricted cash	2,202
Short-term interest bearing debt	104,006
Long-term interest bearing debt - current portion	0
Long-term interest bearing debt - non-current portion	0
Total liabilities	$ 104,006